Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Top Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 432,676	$ 396,444	$ 397,991
Customer Concentration Risk | Sales Revenue, Net | Ras Laffan Liquefied Natural Gas Company Ltd.
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 70,300	$ 70,300	$ 70,100
Percentage of voyage revenues from major customers (less than)	16.00%	18.00%	18.00%
Customer Concentration Risk | Sales Revenue, Net | Cheniere Marketing International LLP
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 60,200
Percentage of voyage revenues from major customers (less than)	14.00%	10.00%
Customer Concentration Risk | Sales Revenue, Net | Royal Dutch Shell Plc.
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 53,800	$ 48,200	$ 48,500
Percentage of voyage revenues from major customers (less than)	12.00%	12.00%	12.00%
Customer Concentration Risk | Sales Revenue, Net | The Tangguh Production Sharing Contractors
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 49,700	$ 44,400	$ 44,900
Percentage of voyage revenues from major customers (less than)	11.00%	11.00%	11.00%